CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	[1]	$ 72	$ 606	$ 1,619
Adjusted for the following items:
Earnings from investments in associates, net of distributions received		0	23	29
Depreciation and amortization expense		775	365	211
Mark-to-market and other		323	73	(2)
Remeasurement of shares classified as financial liability		477	(34)	(1,058)
Deferred income tax expense (recovery)		9	20	(79)
Changes in non-cash working capital, net		87	6	173
Cash from operating activities		1,743	1,059	893
Investing Activities
Acquisition of subsidiaries, net of cash acquired		0	(3,086)	0
Investment in associates		0	0	(455)
Disposal of investments in associates		0	435	0
Purchase of long-lived assets		(1,403)	(594)	(525)
Disposal of long-lived assets		315	75	4
Purchase of financial assets		0	(57)	(71)
Sale of financial assets		0	53	0
Other investing activities		(22)	0	0
Cash used by investing activities		(1,110)	(3,174)	(1,047)
Financing Activities
Distributions to non-controlling interests		(788)	(458)	(448)
Capital provided (to) by non-controlling interest		(1,058)	2,911	0
Proceeds from non-recourse borrowings		7,763	1,313	2,143
Repayment of non-recourse borrowings		(5,628)	(1,136)	(1,060)
Loans and repayments from Brookfield Infrastructure		115	1,057	605
Loans and repayments to Brookfield Infrastructure		(781)	(1,472)	(138)
Issuance of class B Shares		1	0	0
Other financing activities		(52)	(32)	0
Settlement of deferred consideration		0	0	(1,106)
Cash (used by) from financing activities		(428)	2,183	(4)
Cash and cash equivalents
Change during the year		205	68	(158)
Impact of foreign exchange on cash		(70)	26	134
Balance, beginning of year		539	445	469
Balance, end of year		$ 674	$ 539	$ 445

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.